UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21162

Name of Fund:  BlackRock Basic Value Principal Protected Fund of
               BlackRock Principal Protected Trust

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2008

Date of reporting period: 07/01/2007 - 09/30/2007

Item 1 - Schedule of Investments

BlackRock Basic Value Principal Protected Fund of
BlackRock Principal Protected Trust
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                              Shares                                                      Percent of
               Industry                                         Held   Common Stocks                           Value      Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Above-         Diversified Telecommunication Services         76,340   AT&T Inc.                            $  3,229,945      2.0%
Average        Communications Equipment                      169,800   Alcatel SA (b)                          1,728,564      1.1
Yield          Metals & Mining                                70,599   Alcoa, Inc.                             2,761,833      1.7
               Capital Markets                                90,472   The Bank of New York Mellon Corp.       3,993,434      2.5
               Pharmaceuticals                                95,200   Bristol-Myers Squibb Co.                2,743,664      1.7
               Oil, Gas & Consumable Fuels                    33,500   Chevron Corp.                           3,134,930      2.0
               Multi-Utilities                                16,000   Dominion Resources, Inc.                1,348,800      0.8
               Chemicals                                      48,600   E.I. du Pont de Nemours & Co.           2,408,616      1.5
               Oil, Gas & Consumable Fuels                    92,900   Exxon Mobil Corp.                       8,598,824      5.4
               Industrial Conglomerates                       94,900   General Electric Co.                    3,928,860      2.4
               Food Products                                  52,100   General Mills, Inc.                     3,022,321      1.9
               Pharmaceuticals                                32,050   GlaxoSmithKline Plc (b)                 1,705,060      1.1
               Aerospace & Defense                            31,100   Honeywell International, Inc.           1,849,517      1.1
               Diversified Financial Services                129,432   JPMorgan Chase & Co.                    5,930,574      3.7
               Pharmaceuticals                                39,200   Johnson & Johnson                       2,575,440      1.6
               Pharmaceuticals                               135,400   Pfizer, Inc.                            3,307,822      2.1
               Electric Utilities                             44,400   The Southern Co.                        1,610,832      1.0
               Semiconductors & Semiconductor Equipment      134,232   Taiwan Semiconductor Manufacturing
                                                                         Co., Ltd. (b)                         1,358,428      0.8
               Diversified Telecommunication Services         82,300   Verizon Communications, Inc.            3,644,244      2.3
               Pharmaceuticals                                30,800   Wyeth                                   1,372,140      0.8
                                                                                                            ------------------------
                                                                                                              60,253,848     37.5
------------------------------------------------------------------------------------------------------------------------------------
Below-         Insurance                                      92,700   American International Group, Inc.      6,271,155      3.9
Average        Diversified Financial Services                 65,156   Bank of America Corp.                   3,275,392      2.0
Price/         Health Care Equipment & Supplies               37,200   Baxter International, Inc.              2,093,616      1.3
Earnings       Diversified Financial Services                114,500   Citigroup, Inc.                         5,343,715      3.3
Ratio          Oil, Gas & Consumable Fuels                    10,400   Consol Energy, Inc.                       484,640      0.3
               Airlines                                       26,300   Delta Air Lines, Inc. (a)                 472,085      0.3
               Thrifts & Mortgage Finance                     21,800   Fannie Mae                              1,325,658      0.8
               Computers & Peripherals                        42,900   Hewlett-Packard Co.                     2,135,991      1.3
               Semiconductors & Semiconductor Equipment       92,100   Intel Corp.                             2,381,706      1.5
               Household Durables                             40,100   Koninklijke Philips Electronics NV      1,802,094      1.1
               Food Products                                  85,500   Kraft Foods, Inc.                       2,950,605      1.8
               Capital Markets                                55,200   Morgan Stanley                          3,477,600      2.2
               Aerospace & Defense                            26,500   Northrop Grumman Corp.                  2,067,000      1.3
               Pharmaceuticals                                93,800   Schering-Plough Corp.                   2,966,894      1.9
               Insurance                                      60,834   The Travelers Cos., Inc.                3,062,384      1.9
               Food Products                                 108,600   Unilever NV (b)                         3,350,310      2.1
               IT Services                                   253,400   Unisys Corp. (a)                        1,677,508      1.1
               Food & Staples Retailing                       15,500   Wal-Mart Stores, Inc.                     676,575      0.4

BlackRock Basic Value Principal Protected Fund of
BlackRock Principal Protected Trust
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                              Shares                                                      Percent of
               Industry                                         Held   Common Stocks                           Value      Net Assets
------------------------------------------------------------------------------------------------------------------------------------
               Insurance                                      14,800   XL Capital Ltd. Class A              $  1,172,160      0.7%
               Office Electronics                            173,500   Xerox Corp. (a)                         3,008,490      1.9
                                                                                                            ------------------------
                                                                                                              49,995,578     31.1
------------------------------------------------------------------------------------------------------------------------------------
Low            Oil, Gas & Consumable Fuels                    39,200   Anadarko Petroleum Corp.                2,107,000      1.3
Price-to-      Media                                          68,250   Comcast Corp. Special Class A (a)       1,635,270      1.0
Book           Machinery                                      12,800   Deere & Co.                             1,899,776      1.2
Value          Semiconductors & Semiconductor Equipment      108,200   Fairchild Semiconductor
                                                                         International, Inc. (a)               2,021,176      1.3
               Energy Equipment & Services                    21,500   GlobalSantaFe Corp.                     1,634,430      1.0
               Energy Equipment & Services                    59,400   Halliburton Co.                         2,280,960      1.4
               Insurance                                      16,700   Hartford Financial Services
                                                                         Group, Inc.                           1,545,585      1.0
               Household Products                             44,900   Kimberly-Clark Corp.                    3,154,674      2.0
               Semiconductors & Semiconductor Equipment      462,200   LSI Logic Corp. (a)                     3,429,524      2.1
               Semiconductors & Semiconductor Equipment      176,600   Micron Technology, Inc. (a)             1,960,260      1.2
               Aerospace & Defense                            52,100   Raytheon Co.                            3,325,022      2.1
               Computers & Peripherals                       209,600   Sun Microsystems, Inc. (a)              1,175,856      0.7
               Media                                         211,100   Time Warner, Inc.                       3,875,796      2.4
               Industrial Conglomerates                       59,325   Tyco International Ltd.                 2,630,471      1.7
               Media                                          48,100   Walt Disney Co.                         1,654,159      1.0
               Commercial Banks                               35,300   Wells Fargo & Co.                       1,257,386      0.8
                                                                                                            ------------------------
                                                                                                              35,587,345     22.2
------------------------------------------------------------------------------------------------------------------------------------
Price-to-      Automobiles                                    50,700   Honda Motor Co., Ltd. (b)               1,691,352      1.1
Cash Flow      Oil, Gas & Consumable Fuels                    33,300   Peabody Energy Corp.                    1,594,071      1.0
               Diversified Telecommunication Services        268,200   Qwest Communications International
                                                                         Inc. (a)                              2,456,712      1.5
                                                                                                            ------------------------
                                                                                                               5,742,135      3.6
------------------------------------------------------------------------------------------------------------------------------------
Special        Semiconductors & Semiconductor Equipment       48,800   Applied Materials, Inc.                 1,010,160      0.6
Situations     Energy Equipment & Services                    67,500   BJ Services Co.                         1,792,125      1.1
               Health Care Equipment & Supplies               38,525   Covidien Ltd.                           1,598,787      1.0
               Computers & Peripherals                        40,900   International Business Machines Corp.   4,818,020      3.0
                                                                                                            ------------------------
                                                                                                               9,219,092      5.7
------------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks
                                                                       (Cost - $116,862,087)                 160,797,998    100.1
------------------------------------------------------------------------------------------------------------------------------------
                                                          Beneficial
                                                            Interest   Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                                          $  437,958   BlackRock Liquidity Series, LLC
                                                                       Cash Sweep Series, 5.22% (c)(d)           437,958      0.2
------------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Short-Term Securities
                                                                       (Cost - $437,958)                         437,958      0.2
------------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Investments Before Options
                                                                       Written (Cost - $117,300,045)         161,235,956    100.3
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Basic Value Principal Protected Fund of
BlackRock Principal Protected Trust
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Number of                                                         Percent of
                                                        Contracts   Options Written                            Value      Net Assets
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
            Call Options Written                              100   Chevron Corp., expiring January 2008
                                                                    at USD 90                               $    (76,500)    (0.0)%
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Options Written
                                                                    (Premiums Received - $29,786)                (76,500)    (0.0)
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Investments, Net of Options
                                                                    Written (Cost - $117,270,259*)           161,159,456    100.3

                                                                    Liabilities in Excess of Other Assets       (530,783)    (0.3)
                                                                                                            ------------------------
                                                                    Net Assets                              $160,628,673    100.0 %
                                                                                                            ========================

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2007, as computed for federal income tax purposes, were as follows:
      Aggregate cost                                              $ 119,631,774
                                                                  =============
      Gross unrealized appreciation                               $  42,649,880
      Gross unrealized depreciation                                  (1,122,198)
                                                                  -------------
      Net unrealized appreciation                                 $  41,527,682
                                                                  =============
(a)   Non-income producing security.
(b)   Depositary receipts.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                                                Net                    Interest
      Affiliate                              Activity                   Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
           Cash Sweep Series                $(1,562,162)               $ 20,491
      --------------------------------------------------------------------------
(d)   Represents the current yield as of September 30, 2007.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock Basic Value Principal Protected Fund of
    BlackRock Principal Protected Trust

Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock Basic Value Principal Protected Fund of
    BlackRock Principal Protected Trust

Date: November 20, 2007


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    BlackRock Basic Value Principal Protected Fund of
    BlackRock Principal Protected Trust

Date: November 20, 2007